Debt	12 Months Ended
Jul. 31, 2014
Debt Disclosure [Abstract]
Debt
Debt

Notes Payable

Avanzar received proceeds from various unrelated third parties. The notes bear interest at 8% and 12% per annum, mature between August 31, 2015 and December 31, 2015 and are not secured by any collateral. The total principal due as of July 31, 2014 and 2013 is $180,958 and $184,970 respectively. A schedule of the notes payable are below:

Principal at 7/31/2014	Principal at 7/31/2013	Interest Rate	Maturity
$20,000	$20,000	8%	February 28, 2015
$20,000	$20,000	8%	February 28, 2015
$10,000	$10,000	8%	February 28, 2015
$20,000	$20,000	8%	February 28, 2015
$49,970	$49,970	12%	August 31, 2015
$10,000	$10,000	Non-interest bearing	On Demand
$20,000	$20,000	8%	December 31, 2015
$10,988	$35,000	Non-interest bearing	On Demand
$20,000	$—	8%	February 28, 2015
$180,958	$184,970

The notes are convertible into membership units of the Company at the election of the note holder. The conversion rate is one units per dollar of principal. The Company does not expect that any of the note holders will convert into membership units of the company.

The notes payable that were due on February 28, 2015 have not been repaid and are now due on demand.

On August 26, 2014, the Company repaid one of the notes payable in the principal amount of $20,000. On March 1, 2015, the Company repaid one of the notes payable in the principal amount of $20,000.

Line of Credit

On May 27, 2014, Avanzar entered a line of credit with BFS West Capital for a maximum of $168,000. The line of credit bears interest at 50.65% per annum, matures August 2015 and is secured by all personal property of the Company. As of July 31, 2014, the balance due totals $134,190.